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                             Mutual Fund
                               Annual Report
                                                               December 31, 2000

                                                              Deutsche VIT Funds

Equity 500 Index

Formerly a BT Insurance Fund


                                             A Member of the Deutsche Bank Group
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
Deutsche VIT Equity 500 Index
--------------------------------------------------------------------------------
TABLE OF CONTENTS

       LETTER TO SHAREHOLDERS .............................................   3

       DEUTSCHE VIT EQUITY 500 INDEX

          Schedule of Investments .........................................   7
          Statement of Assets and Liabilities .............................  13
          Statement of Operations .........................................  14
          Statements of Changes in Net Assets .............................  15
          Financial Highlights ............................................  16
          Notes to Financial Statements ...................................  17
          Report of Independent Auditors ..................................  20




                       --------------------------------
               The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank. The Fund is subject to investment risks,
               including   possible  loss  of  principal   amount
               invested.
                       --------------------------------

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                                        2

Deutsche VIT Equity 500 Index
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

We are pleased to present you with this annual report for Deutsche Asset Management VIT Equity 500 Index (the 'Fund'), providing a review of the markets, the Fund, and our outlook as well as a complete financial summary of the Fund's operations and a listing of the Fund's holdings.

MARKET ACTIVITY
THE S&P 500 INDEX EXPERIENCED ITS BIGGEST ANNUAL DECLINE SINCE 1977 FOR THE 12 MONTHS ENDED DECEMBER 31, 2000, REGISTERING A LOSS OF 9.10%. EQUITY MARKET VOLATILITY REMAINED HIGH THROUGHOUT THE YEAR.
(BULLET) Weakness in stock prices centered on the leaders of recent years,  such as technology, communications and the Internet.
(BULLET) The equity market's decline largely reflected fears of economic overheating, higher energy prices and interest rates, and then, later in the year, concerns about profit growth and valuations in a slowing economic environment.
(BULLET) At the same time, the US equities market shifted its focus from the narrow leadership seen previously toward opportunities in the broader market.
(BULLET) Over the year,  there was notable sector rotation into defensive stocks and away from cyclical stocks.
(BULLET) Large-capitalization value-oriented stocks outperformed their growth counterparts by an impressive 16% for the annual period, a complete reversal from recent years.
(BULLET) Large cap stocks underperformed small and mid-cap stocks.

DURING THE FIRST HALF OF THE YEAR, ONLY FOUR SECTORS -- ENERGY, HEALTH CARE, TECHNOLOGY, AND UTILITIES -- BETTERED THE S&P 500 INDEX'S SEMI-ANNUAL RETURN. (BULLET) In the first quarter, the S&P 500 Index gained 2.29%. At the lowest point of the quarter, on February 25, the Index was down 8% from the beginning of the year. In March, the Index rose 9.78%, registering the highest monthly gain in nine years.
(BULLET) The Technology sector dominated the Index during the first quarter, although within the sector, the disparity in returns was significant. Intel Corp. and Cisco were the top positive contributors to the Index on a capitalization basis, while Microsoft, Lucent Technologies, Yahoo! and America Online were among the top negative contributors on a capitalization basis. One third of the stocks in this sector had a negative return.
(BULLET) The S&P 500 Index posted a 2.66% decline for the second quarter of 2000, as virtually all major US equity indices were dragged down by weakness in the NASDAQ Composite. Health care was the best performing S&P sector for the quarter.

THE SECOND HALF OF 2000 WAS ANOTHER VOLATILE PERIOD, WITH THE S&P 500 INDEX RECORDING A TOTAL RETURN OF - 8.72%.
(BULLET) US equity markets were buffeted by significant global developments that muted initial market enthusiasm that the US interest rate cycle may have peaked. These included growing evidence of a US and global economic slowdown, rising oil prices, and a radically weaker euro that began to hamper US exports to Europe.
(BULLET) These events  confirmed  market worries of an earnings  slowdown,  as a number of blue-chip companies posted earnings warnings, further deteriorating market sentiment.
(BULLET) Also weighing  heavily on the equity  markets was gridlock  surrounding the presidential election.
(BULLET) Exemplifying  the defensive  nature of the market,  the best performing sectors early in the second half were Utilities, Financials, Capital Goods and Energy. The best performing sectors in the last months of the year were Basic Materials, Transportation and Health Care. The technology sector continued to be the hardest hit throughout, followed by communication services.
(BULLET) On a positive note, while the Federal Reserve Board disappointed the market in December by leaving interest rates unchanged, its indication that it was more concerned with economic weakness than inflation led the market to a small gain for the month.
(BULLET) During the fourth quarter, there was tremendous activity involving 24 additions and deletions to the S&P 500 Index. These changes propelled the turnover count to 58 additions and deletions to the Index for the year, setting a new record for the S&P 500 Index.

MANAGER OUTLOOK
Equity markets face a tug of war between the near-term prospect of continued weakness in economic activity and profits and the prospect of a rebound later this year and in 2002 if monetary easing kicks in. The rapidly deteriorating economic backdrop at the end of 2000, coupled with weakening financial market signals, prompted the Federal Reserve Board's aggressive 0.50% inter-meeting interest rate cut on January 3rd. If we are correct in our belief that real GDP will downshift further in early 2001 to a 1%-2% growth rate and that the Federal Reserve Board will cut interest rates by another 1.00% by mid-year, then equity markets may be close to discounting all the bad news and could begin to look ahead to better times. Historically, equity markets have often tended to regain traction within six months of the beginning of Federal Reserve Board easing cycles. We believe that economic activity will pick up late this year under the
--------------------------------------------------------------------------------

Deutsche VIT Equity 500 Index
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

INVESTMENT REVIEW

--------------------------------------------------------------------------------------------------------------------
                                                                CUMULATIVE                        AVERAGE ANNUAL
                                                             TOTAL RETURNS                         TOTAL RETURNS
   Period ended                               Past       Past        Since         Past        Past        Since
   December 31, 2000                        1 year    3 years    inception       1 year     3 years    inception
--------------------------------------------------------------------------------------------------------------------
  Deutsche VIT Equity 500 Index(1)         (9.24)%     40.64%       43.31%      (9.24)%      12.04%       11.71%
    (inception 10/1/97)
--------------------------------------------------------------------------------------------------------------------
  S&P500 Index(2)                          (9.10)%     41.46%       44.30%(4)   (9.10)%      12.26%       11.95%(4)
--------------------------------------------------------------------------------------------------------------------
  Lipper S&P 500 Index
    Funds Average(3)                       (9.57)%     39.45%       43.16%(4)   (9.57)%      11.72%       11.67%(4)
--------------------------------------------------------------------------------------------------------------------

1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. These figures assume the reinvestment of dividend and capital gain distributions. Performance would have been lower during the specified periods had certain fees and expenses not been waived by the Fund. There is no guarantee that the Fund will be able to mirror the S&P 500 Index closely enough to track its performance.
2 "S&P 500(REGISTRATION MARK)" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the Fund's investment advisor. S&P 500(REGISTRATION MARK) Index is an unmanaged index used to portray the pattern of common stock movement of 500 large companies. Benchmark returns do not reflect expenses, which have been deducted from the Fund's return. It is not possible to invest directly into an index.
3 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated. These figures do not reflect sales charges.
4 Benchmark returns are for the period beginning October 1, 1997 for S&P 500 Index and September 30, 1997 for Lipper S&P 500 Index Funds Average.

combined effects of lower interest rates, declining energy prices and improved financial market conditions. If the economy enters into actual recession, however, investors would likely have to lower their near-term sights and push out the date of eventual revival.

It is important to reiterate that as an index fund, seeking to replicate as closely as possible (before deduction of expenses) the broad diversification and returns of the S&P 500 Index, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the equity markets or the economy in general. Still, we will continue monitoring economic conditions and how they affect the financial markets, as we seek to closely track the performance of the stock market.

As always, we appreciate your ongoing support of the Deutsche Asset Management VIT Equity 500 Index, and look forward to continuing to serve your investment needs for many years ahead.

                                  /S/ SIGNATURE

James Creighton
Chief Investment Officer -- Global Indexing
DEUTSCHE ASSET MANAGEMENT VIT EQUITY 500 INDEX
January 4, 2001




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                                        4

Deutsche VIT Equity 500 Index
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

------------------------------------------------------------------
 SECTOR ALLOCATION

 As of December 31, 2000
 (Percentages are based on market value of equities in the Fund.)
------------------------------------------------------------------
Technology ..................................   22.02%

Financials .................................    17.25

Health Care ................................    14.02

Consumer Staples ...........................    11.33

Capital Goods ..............................     8.96

Consumer Cyclicals .........................     7.57

Energy .....................................     6.38

Communication Services .....................     5.44

Utilities ..................................     3.95

Basic Materials ............................     2.40

Transportation .............................     0.68
                                               ------
Total ......................................   100.00%
                                               ======
------------------------------------------------------------------


------------------------------------------------------------------
 TEN LARGEST STOCK HOLDINGS

 As of December 31, 2000
 (Percentages are based on total net assets of the Fund.)
------------------------------------------------------------------
General Electric Co. .......................     3.98%

Exxon Mobil Corp. ..........................     2.53

Pfizer, Inc. ...............................     2.43

Cisco Systems, Inc. ........................     2.31

Citigroup, Inc. ............................     2.15

Wal-Mart Stores ............................     1.99

Microsoft Corp. ............................     1.94

American International Group, Inc. .........     1.92

Merck & Co., Inc. ..........................     1.81

Intel Corp. ................................     1.70
                                                -----
Total ......................................    22.76%
                                                =====
------------------------------------------------------------------


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                                        5

Deutsche VIT Equity 500 Index
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

DEUTSCHE VIT EQUITY 500 INDEX, S&P 500 INDEX AND LIPPER S&P 500 INDEX FUNDS AVERAGE GROWTH OF A $10,000 INVESTMENT (SINCE OCTOBER 1, 1997)(1)

                  Deutsche VIT                               Lipper S&P 500
                Equity 500 Index        S&P 500 Index      Index Funds Average
9/30/97             $10,000              $10,000               $10,000
10/31/97              9,600                9,583.75              9,665.58
11/30/97             10,020               10,027.5              10,103.8
12/31/97             10,190               10,200                10,276
1/31/98              10,300               10,313.2              10,387.4
2/28/98              11,030               11,056.8              11,128.5
3/31/98              11,580               11,622.9              11,691.3
4/30/98              11,770               11,740.2              11,804.6
5/31/98              11,560               11,538.3              11,596.1
6/30/98              12,030               12,006.8              12,061.2
7/31/98              11,870               11,878.3              11,929.2
8/31/98              10,180               10,163.1              10,203.3
9/30/98              10,820               10,811.5              10,853.3
10/31/98             11,690               11,691.5              11,732.6
11/30/98             12,390               12,401.2              12,439
12/31/98             13,116               13,115.5              13,156.7
1/31/99              13,641               13,663.7              13,693.5
2/28/99              13,219               13,238.8              13,264
3/31/99              13,744               13,768.4              13,787.4
4/30/99              14,259               14,301.2              14,311.4
5/31/99              13,919               13,963.7              13,967
6/30/99              14,682               14,738.7              14,734.5
7/31/99              14,218               14,278.8              14,271.8
8/31/99              14,146               14,208.9              14,192.6
9/30/99              13,765               13,819.5              13,799.4
10/31/99             14,620               14,694.3              14,667.1
11/30/99             14,908               14,995.5              14,955.7
12/31/99             15,790               15,875.8              15,830.4
1/31/00              14,999               15,078.8              15,029.3
2/29/00              14,718               14,793.8              14,738.2
3/31/00              16,154               16,240.6              16,168.5
4/30/00              15,665               15,751.8              15,676.7
5/31/00              15,342               15,428.9              15,349.2
6/30/00              15,717               15,810                15,716
7/31/00              15,467               15,563.4              15,472.9
8/31/00              16,424               16,529.8              16,426.3
9/30/00              15,550               15,657.1              15,554.5
10/31/00             15,488               15,591.3              15,483.5
11/30/00             14,261               14,362.7              14,259.7
12/31/00             14,331               14,430                14,316


Average Annual Total Return for the Periods Ended December 31, 2000
One-Year (9.24)%   Three-Year 12.04%   Since 10/1/971 11.71%

--------------------------------------------------------------------------------
(1) The Fund's inception date.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. These figures assume the reinvestment of dividend and capital gain distributions. Performance would have been lower during the specified periods if certain fees and expenses had not been waived by the Fund.

The S&P 500 Index is an unmanaged index used to portray the pattern of common stock movement of 500 large companies. It is not possible to invest directly in an index. Lipper figures represent the average of the total returns, reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated.

Benchmark returns are for the period beginning October 1, 1997 for S&P 500 Index and September 30, 1997 for Lipper S&P 500 Index Funds Average.

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                                        6

Deutsche VIT Equity 500 Index
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS  December 31, 2000

--------------------------------------------------------------------------------
    SHARES       SECURITY                                           VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS -- 98.36%
    55,400       Abbott Laboratories ..........................$2,683,438
         1       Abercrombie & Fitch Co. -- Class A(1) ........        20
     3,700       Adaptec, Inc.(1) .............................    37,925
    27,500       ADC Telecommunications, Inc.(1) ..............   498,438
     8,500       Adobe Systems, Inc. ..........................   494,594
     1,400       Adolph Coors Co.-- Class B ...................   112,438
    11,200       Advanced Micro Devices, Inc.(1) ..............   154,700
    16,100       AES Corp.(1) .................................   891,537
     5,100       Aetna, Inc.(1) ...............................   209,419
     9,500       Aflac, Inc. ..................................   685,781
    16,218       Agilent Technologies, Inc.(1) ................   887,935
     8,300       Air Products & Chemicals, Inc. ...............   340,300
     3,500       Alberto-Culver Co. ...........................   149,844
    15,042       Albertsons, Inc. .............................   398,613
    13,290       Alcan Aluminum Ltd. ADR ......................   454,352
    30,376       Alcoa, Inc. .................................. 1,017,596
     3,900       Allegheny Energy, Inc. .......................   187,931
     2,750       Allegheny Technologies, Inc. .................    43,656
     4,700       Allergan, Inc. ...............................   455,019
     7,300       Allied Waste Industries, Inc.(1) .............   106,306
    26,700       Allstate Corp. ............................... 1,163,119
    11,500       ALLTEL Corp. .................................   718,031
    14,200       Altera Corp.(1) ..............................   373,637
     8,400       ALZA Corp.(1) ................................   357,000
     3,750       Ambac Financial Group, Inc. ..................   218,672
     3,000       Amerada Hess Corp. ...........................   219,188
     4,600       Ameran Corp. .................................   213,038
    83,998       America Online, Inc.(1) ...................... 2,923,130
    11,140       American Electric Power Co. ..................   518,010
    47,500       American Express Co. ......................... 2,609,531
     9,000       American General Corp. .......................   733,500
     2,300       American Greetings Corp.-- Class A ...........    21,706
    47,000       American Home Products Corp. ................. 2,986,850
    83,309       American International Group, Inc. ........... 8,211,143
     8,300       American Power Conversion Corp.(1) ...........   102,712
    37,000       Amgen, Inc.(1) ............................... 2,365,687
     5,500       AMR Corp.(1) .................................   215,531
    13,200       AmSouth Bancorp ..............................   201,300
     8,821       Anadarko Petroleum Co. .......................   626,997
    12,800       Analog Devices, Inc.(1) ......................   655,200
     3,400       Andrew Corp.(1) ..............................    73,950
    32,300       Anheuser-Busch Cos., Inc. .................... 1,469,650
     8,900       Aon Corp. ....................................   304,825
     4,500       Apache Corp. .................................   315,281
    11,700       Apple Computer, Inc.(1) ......................   174,038
     7,500       Applera Corp.--
                   Applied Biosystems Group ...................   705,469
    29,100       Applied Materials, Inc.(1) ................... 1,111,256
    10,700       Applied Micro Circuits Corp.(1) ..............   803,002
    22,815       Archer-Daniels-Midland Co. ...................   342,225
     2,600       Ashland, Inc. ................................    93,314

--------------------------------------------------------------------------------
    SHARES       SECURITY                                           VALUE
--------------------------------------------------------------------------------
   134,121       AT&T Corp. ...................................$2,321,970
     2,400       Autodesk, Inc. ...............................    64,650
    22,700       Automatic Data Processing, Inc. .............. 1,437,194
     4,500       AutoZone, Inc.(1) ............................   128,250
    10,055       Avaya, Inc.(1) ...............................   103,692
     4,100       Avery Dennison Corp. .........................   224,987
     8,500       Avon Products, Inc. ..........................   406,938
    11,840       Baker Hughes, Inc. ...........................   492,100
       800       Ball Corp. ...................................    36,850
    41,400       Banc One Corp. ............................... 1,516,275
    58,271       Bank of America Corp. ........................ 2,673,182
    26,500       Bank of New York Co., Inc. ................... 1,462,469
     1,800       Bard (C. R.), Inc. ...........................    83,812
    14,200       Barrick Gold Corp. ...........................   232,596
     1,900       Bausch & Lomb ................................    76,831
    10,500       Baxter International, Inc. ...................   927,281
    14,100       BB&T Corp. ...................................   526,106
     3,972       Bear Stearns Cos., Inc. ......................   201,331
     9,000       Becton, Dickinson & Co. ......................   311,625
    10,000       Bed Bath & Beyond, Inc.(1) ...................   223,750
    66,700       BellSouth Corp. .............................. 2,730,531
     1,900       Bemis Co., Inc. ..............................    63,769
     7,300       Best Buy Co., Inc.(1) ........................   215,806
     5,300       Biogen, Inc.(1) ..............................   318,331
     7,250       Biomet, Inc. .................................   287,734
     3,100       Black & Decker Corp. .........................   121,675
     3,100       Block (H&R), Inc. ............................   128,263
     8,400       BMC Software, Inc.(1) ........................   117,600
    31,800       Boeing Co. ................................... 2,098,800
     2,000       Boise Cascade Corp. ..........................    67,250
    14,400       Boston Scientific Corp.(1) ...................   197,100
       700       Briggs & Stratton Corp. ......................    31,063
    70,095       Bristol-Myers Squibb Co. ..................... 5,182,649
     8,456       Broadcom Corp. -- Class A(1) .................   710,304
    10,200       Broadvision, Inc.(1) .........................   120,488
     2,500       Brown-Forman Corp. ...........................   166,250
     3,100       Brunswick Corp. ..............................    50,956
    14,200       Burlington Northern Santa Fe Corp. ...........   402,038
     8,100       Burlington Resources, Inc. ...................   409,050
     6,800       Cabletron Systems, Inc.(1) ...................   102,425
     9,689       Calpine Corp.(1) .............................   436,611
    15,100       Campbell Soup Co. ............................   522,838
     6,900       Capital One Financial Corp. ..................   454,106
    10,000       Cardinal Health, Inc. ........................   996,250
    21,500       Carnival Corp. ...............................   662,469
    12,200       Caterpillar, Inc. ............................   577,213
    25,663       Cendant Corp.(1) .............................   247,006
     2,100       Centex Corp. .................................    78,881
     4,750       CenturyTel, Inc. .............................   169,813
     5,500       Ceridian Corp.(1) ............................   109,656
     7,340       Charter One Financial, Inc. ..................   211,942
    46,950       Chase Manhattan Corp. ........................ 2,133,291


See Notes to Financial Statements.
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                                        7

Deutsche VIT Equity 500 Index
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2000

--------------------------------------------------------------------------------
    SHARES       SECURITY                                           VALUE
--------------------------------------------------------------------------------
    22,862       Chevron Corp. ................................$1,930,410
     6,800       Chiron Corp. .................................   302,600
     6,700       Chubb Corp. ..................................   579,550
     5,800       CIGNA Corp. ..................................   767,340
     5,400       Cincinnati Financial Corp. ...................   213,638
     5,300       CINergy Corp. ................................   186,163
     7,100       Circuit City Stores, Inc. ....................    81,650
   258,100       Cisco Systems, Inc.(1) ....................... 9,872,325
     8,999       CIT Group, Inc. -- Class A ...................   181,105
   180,174       Citigroup, Inc. .............................. 9,200,135
     6,800       Citrix Systems, Inc.(1) ......................   153,000
    21,134       Clear Channel Communications, Inc.(1) ........ 1,023,678
     8,400       Clorox Co. ...................................   298,200
     3,916       CMS Energy Corp. .............................   124,088
     7,800       Coastal Corp. ................................   688,838
    88,900       Coca-Cola Co. ................................ 5,417,344
    15,000       Coca-Cola Enterprises, Inc. ..................   285,000
    20,500       Colgate-Palmolive Co. ........................ 1,323,275
    32,600       Comcast Corp. -- Class A(1) .................. 1,361,050
     5,600       Comerica, Inc. ...............................   332,500
    61,083       Compaq Computer Corp. ........................   919,299
    20,650       Computer Associates International, Inc. ......   402,675
     6,100       Computer Sciences Corp.(1) ...................   366,763
    12,200       Compuware Corp.(1) ...........................    76,250
     5,898       Comverse Technology, Inc.(1) .................   640,670
    19,200       ConAgra, Inc. ................................   499,200
     8,200       Conexant Systems, Inc.(1) ....................   126,075
    22,462       Conoco, Inc. -- Class B ......................   649,994
    11,866       Conseco, Inc. ................................   156,483
     7,200       Consolidated Edison Co. ......................
                   of New York, Inc. ..........................   277,200
     3,700       Consolidated Stores Corp.(1) .................    39,313
     5,000       Constellation Energy Group ...................   225,313
     5,600       Convergys Corp.(1) ...........................   253,750
     3,700       Cooper Industries, Inc. ......................   169,969
     1,600       Cooper Tire & Rubber Co. .....................    17,000
    32,949       Corning, Inc. ................................ 1,740,119
    16,000       Costco Cos., Inc.(1) .........................   639,000
     3,900       Countrywide Credit Industries ................   195,975
     2,000       Crane Co. ....................................    56,875
     7,700       CSX Corp. ....................................   199,719
     2,300       Cummins Engine, Inc. .........................    87,256
    14,000       CVS Corp. ....................................   839,125
     6,185       Dana Corp. ...................................    94,708
     5,000       Danaher Corp. ................................   341,875
     4,400       Darden Restaurants, Inc. .....................   100,650
     8,300       Deere & Co. ..................................   380,244
    92,800       Dell Computer Corp.(1) ....................... 1,618,200
    19,273       Delphi Automotive Systems Corp. ..............   216,821
     4,400       Delta Air Lines, Inc. ........................   220,825
     2,500       Deluxe Corp. .................................    63,175
     4,500       Devon Energy Corp. ...........................   274,365

--------------------------------------------------------------------------------
    SHARES       SECURITY                                           VALUE
--------------------------------------------------------------------------------
     3,200       Dillard Department Stores, Inc. --
                   Class A ....................................$   37,800
    74,000       Disney (Walt) Co. ............................ 2,141,375
    11,647       Dollar General Corp. .........................   219,837
     8,616       Dominion Resources, Inc. .....................   577,272
     4,300       Donnelley (R.R.) & Sons Co. ..................   116,100
     7,200       Dover Corp. ..................................   292,050
    24,400       Dow Chemical Co. .............................   893,650
     3,100       Dow Jones & Co., Inc. ........................   175,538
     4,700       DTE Energy Co. ...............................   183,006
    37,445       Du Pont (E.I.) de Nemours & Co. .............. 1,809,062
    13,300       Duke Energy Corp. ............................ 1,133,825
    11,324       Dynegy, Inc. -- Class A ......................   634,852
     2,800       Eastman Chemical Co. .........................   136,500
    10,900       Eastman Kodak Co. ............................   429,188
     2,600       Eaton Corp. ..................................   195,488
     4,600       Ecolab, Inc. .................................   198,663
    11,000       Edison International .........................   171,875
     8,200       El Paso Energy Corp. .........................   587,325
    16,900       Electronic Data Systems Corp. ................   975,975
    78,500       EMC Corp.(1) ................................. 5,220,250
    15,500       Emerson Electric Co. ......................... 1,221,594
     4,700       Engelhard Corp. ..............................    95,763
    26,700       Enron Corp. .................................. 2,219,438
     9,100       Entergy Corp. ................................   385,044
     4,300       EOG Resources, Inc. ..........................   235,156
     4,800       Equifax, Inc. ................................   137,700
    11,225       Exelon Corp. .................................   788,107
   124,510       Exxon Mobil Corp. ............................10,824,588
    36,000       Fannie Mae ................................... 3,123,000
    10,160       Fed Ex Corp.(1) ..............................   405,994
     7,300       Federated Department Stores, Inc.(1) .........   255,500
    16,500       Fifth Third Bancorp ..........................   985,975
    14,400       First Data Corp. .............................   758,700
    35,048       First Union Corp. ............................   974,773
    33,982       Firstar Corp. ................................   790,082
     7,700       FirstEnergy Corp. ............................   243,031
    32,318       Fleet Financial Group, Inc. .................. 1,213,945
     2,700       Fluor Corp.(1) ...............................    89,269
     1,100       FMC Corp.(1) .................................    78,856
    66,801       Ford Motor Co. ............................... 1,565,648
     3,100       Forest Labs, Inc.(1) .........................   411,913
     5,500       Fortune Brands, Inc. .........................   165,000
     7,000       FPL Group, Inc. ..............................   502,250
     8,800       Franklin Resources, Inc. .....................   335,280
    24,800       Freddie Mac .................................. 1,708,100
     5,600       Freeport-McMoRan Copper
                   & Gold, Inc. -- Class B(1) .................    47,950
     9,600       Gannet Co., Inc. .............................   605,400
    30,125       Gap, Inc. ....................................   768,188
    11,700       Gateway 2000(1) ..............................   210,483
     7,100       General Dynamics Corp. .......................   553,800


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Equity 500 Index
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS  December 31, 2000


--------------------------------------------------------------------------------
    SHARES       SECURITY                                            VALUE
--------------------------------------------------------------------------------

   355,100       General Electric Co. .........................$17,022,606
    10,200       General Mills, Inc. ..........................    454,538
    20,082       General Motors Corp. .........................  1,022,927
     6,100       Genuine Parts Co. ............................    159,744
     8,077       Georgia-Pacific (Georgia Pacific Group) ......    251,397
    37,700       Gillette Co. .................................  1,361,913
    30,960       Global Crossing Ltd.(1) ......................    443,115
     5,700       Golden West Financial Group ..................    384,750
     3,600       Goodrich (B.F.) Co. ..........................    130,950
     5,800       Goodyear Tire & Rubber Co. ...................    133,342
     4,000       GPU, Inc. ....................................    147,250
     3,300       Grainger (W.W.) Inc. .........................    120,450
     2,000       Great Lakes Chemical Corp. ...................     74,375
    11,000       Guidant Corp.(1) .............................    593,313
    15,800       Halliburton Co. ..............................    572,750
     2,600       Harcourt General, Inc. .......................    148,720
    10,800       Harley-Davidson, Inc. ........................    429,300
     3,700       Harrah's Entertainment, Inc.(1) ..............     97,588
     7,900       Hartford Financial Services Group, Inc. ......    557,938
     6,059       Hasbro, Inc. .................................     64,377
    19,800       HCA--The Healthcare Corp. ....................    871,398
    13,900       HEALTHSOUTH Corp.(1) .........................    226,744
    12,500       Heinz (H. J.) Co. ............................    592,969
     4,000       Hercules, Inc. ...............................     76,250
     4,900       Hershey Foods Corp. ..........................    315,438
    70,900       Hewlett-Packard Co. ..........................  2,237,781
    16,100       Hilton Hotels Corp. ..........................    169,050
    83,000       Home Depot, Inc. .............................  3,792,063
     8,900       Homestake Mining Co. .........................     37,269
    28,575       Honeywell, Inc. ..............................  1,351,955
    16,706       Household International, Inc. ................    918,830
     6,100       Humana, Inc.(1) ..............................     93,025
     8,750       Huntington Bancshares, Inc. ..................    141,641
    10,800       Illinois Tool Works, Inc. ....................    643,275
    10,700       IMS Health, Inc. .............................    288,900
     6,000       Inco Ltd. ADR(1) .............................    100,560
     5,700       Ingersoll-Rand Co. ...........................    238,688
   241,300       Intel Corp. ..................................  7,254,081
    62,841       International Business Machines Corp. ........  5,341,485
     3,500       International Flavors & Fragrances, Inc. .....     71,094
    17,208       International Paper Co. ......................    702,302
    11,200       Interpublic Group of Cos., Inc. ..............    476,700
     7,300       Intuit, Inc.(1) ..............................    287,894
     3,000       ITT Industries, Inc. .........................    116,250
    34,455       JDS Uniphase Corp.(1) ........................  1,436,343
     3,500       Jefferson-Pilot Corp. ........................    261,625
    49,800       Johnson & Johnson Co. ........................  5,232,113
     2,900       Johnson Controls, Inc. .......................    150,800
     1,700       Kaufman and Broad Home Corp. .................     57,269
    14,600       Kellogg Co. ..................................    383,250
     3,236       Kerr-McGee Corp. .............................    216,610
    15,200       KeyCorp ......................................    425,600

--------------------------------------------------------------------------------
    SHARES       SECURITY                                            VALUE
--------------------------------------------------------------------------------
     4,900       KeySpan Corp. ................................$   207,638
    19,100       Kimberly-Clark Corp. .........................  1,350,179
     4,200       Kinder Morgan, Inc. ..........................    219,188
     6,066       King Pharmaceuticals, Inc.(1) ................    313,536
     6,700       KLA Tencor Corp.(1) ..........................    225,706
    18,100       Kmart Corp.(1) ...............................     96,156
     2,700       Knight-Ridder, Inc. ..........................    153,563
    11,900       Kohl's Corp.(1) ..............................    725,900
    29,500       Kroger Co.(1) ................................    798,344
     6,800       Leggett & Platt, Inc. ........................    128,775
     8,600       Lehman Brothers Holdings, Inc. ...............    581,575
     4,600       Lexmark International Group, Inc. --
                   Class A(1) .................................    203,838
    40,400       Lilly (Eli) & Co. ............................  3,759,725
    15,276       Limited, Inc. ................................    260,647
     6,900       Lincoln National Corp. .......................    326,456
    11,400       Linear Technology Corp. ......................    527,250
     2,000       Liz Claiborne, Inc. ..........................     83,250
    15,400       Lockheed Martin Corp. ........................    522,830
     3,400       Loews Corp. ..................................    352,113
     1,200       Longs Drug Stores Corp. ......................     28,950
     3,700       Louisiana-Pacific Corp. ......................     37,463
    13,700       Lowe's Cos., Inc. ............................    609,650
    11,500       LSI Logic Corp.(1) ...........................    196,535
   119,560       Lucent Technologies, Inc. ....................  1,614,060
     3,700       Manor Care, Inc.(1) ..........................     76,313
     8,200       Marriot International, Inc. -- Class A .......    346,450
     9,750       Marsh & McLennan Cos., Inc. ..................  1,140,750
    16,100       Masco Corp. ..................................    413,569
       405       Massey Energy Corp. ..........................      5,164
    15,100       Mattel, Inc. .................................    218,044
    10,200       Maxim Integrated Products, Inc.(1) ...........    487,688
    10,650       May Department Stores Co. ....................    348,788
     2,700       Maytag Corp. .................................     87,244
     3,300       MBIA, Inc. ...................................    244,613
    30,260       MBNA Corp. ...................................  1,117,729
     3,000       McDermott International, Inc. ................     32,250
    47,000       McDonald's Corp. .............................  1,598,000
     7,000       McGraw-Hill Cos., Inc. .......................    410,375
    10,125       McKesson HBOC, Inc. ..........................    363,386
     3,600       Mead Corp. ...................................    112,950
     7,500       MedImmune, Inc.(1) ...........................    357,656
    43,100       Medtronic, Inc. ..............................  2,602,163
    17,400       Mellon Bank Corp. ............................    855,863
    82,700       Merck & Co., Inc. ............................  7,742,788
     2,900       Mercury Interactive Corp.(1) .................    261,725
     2,200       Meredith Corp. ...............................     70,813
    29,100       Merrill Lynch & Co., Inc. ....................  1,984,256
    27,500       MetLife, Inc. ................................    962,500
     3,600       MGIC Investment ..............................    242,775
    20,300       Micron Technology, Inc.(1) ...................    720,650
   191,100       Microsoft Corp.(1) ...........................  8,288,963


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Equity 500 Index
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS  December 31, 2000



--------------------------------------------------------------------------------
    SHARES       SECURITY                                            VALUE
--------------------------------------------------------------------------------

     1,600       Millipore Corp. .............................. $  100,800
    14,200       Minnesota Mining &
                 Manufacturing Co. ............................  1,711,100
     7,400       Molex, Inc. ..................................    262,700
     6,000       Moody's Corp. ................................    154,125
     5,700       Morgan (J.P.) & Co., Inc. ....................    943,350
    40,200       Morgan Stanley, Dean Witter,
                 Discover & Co. ...............................  3,185,850
    78,181       Motorola, Inc. ...............................  1,583,165
     5,194       Nabors Industries, Inc.(1) ...................    307,225
    21,700       National City Corp. ..........................    623,875
     6,400       National Semiconductor Corp.(1) ..............    128,800
     1,400       National Service Industries, Inc. ............     35,963
     2,000       Navistar International Corp.(1) ..............     52,375
     3,300       NCR Corp.(1) .................................    162,113
    11,400       Network Appliance, Inc.(1) ...................    731,738
     5,900       New York Times Co. -- Class A ................    236,369
     9,524       Newell Rubbermaid, Inc. ......................    216,671
     6,000       Newmont Mining Corp. .........................    102,375
    28,000       Nextel Communication, Inc. --
                   Class A(1) .................................    693,000
     5,000       Niagara Mohawk Power Corp.(1) ................     83,438
     1,700       Nicor, Inc. ..................................     73,419
     9,600       Nike, Inc. -- Class B ........................    535,800
     7,708       NiSource, Inc.(1) ............................    237,021
     1,680       NiSource, Inc. -- SAILS(1, 4) ................      4,620
     4,700       Nordstrom, Inc. ..............................     85,481
    13,700       Norfolk Southern Corp. .......................    182,381
   110,980       Nortel Networks Corp. ........................  3,558,296
     8,100       Northern Trust Corp. .........................    660,656
     2,600       Northrop Grumman Corp. .......................    215,800
    12,700       Novell, Inc.(1) ..............................     66,278
     4,700       Novellus Systems, Inc.(1) ....................    168,906
     2,700       Nucor Corp. ..................................    107,156
    12,900       Occidental Petroleum Corp. ...................    312,825
    10,400       Office Depot, Inc.(1) ........................     74,100
     4,895       Old Kent Financial Corp. .....................    214,156
     6,400       Omnicom Group, Inc. ..........................    530,400
     1,100       Oneok, Inc. ..................................     52,938
   200,500       Oracle Corp.(1) ..............................  5,827,031
     3,300       PACCAR, Inc. .................................    162,525
     5,900       Pactiv Corp.(1) ..............................     73,013
     4,200       Pall Corp. ...................................     89,513
    20,353       Palm, Inc.(1) ................................    576,244
     9,300       Parametric Technology Corp.(1) ...............    124,969
     4,100       Parker-Hannifin Corp. ........................    180,913
    13,500       Paychex, Inc. ................................    656,438
     9,200       Penney (J.C.) Co., Inc. ......................    100,050
     1,400       Peoples Energy Corp. .........................     62,650
    10,300       PeopleSoft, Inc.(1) ..........................    383,031
    51,800       PepsiCo, Inc. ................................  2,567,338
     2,100       PerkinElmer, Inc. ............................    220,500

--------------------------------------------------------------------------------
    SHARES       SECURITY                                            VALUE
--------------------------------------------------------------------------------
   226,200       Pfizer, Inc. .................................$10,405,200
    13,200       PG&E Corp. ...................................    264,000
    46,188       Pharmacia Corp. ..............................  2,817,468
     2,620       Phelps Dodge Corp. ...........................    146,229
    79,400       Philip Morris Cos., Inc. .....................  3,493,600
     9,000       Phillips Petroleum Co. .......................    511,875
     2,800       Pinnacle West Capital Corp. ..................    133,350
     9,100       Pitney Bowes, Inc. ...........................    301,438
    11,800       Placer Dome, Inc. ADR ........................    113,575
    10,300       PNC Financial Services Corp. .................    752,544
     1,000       Potlatch Corp. ...............................     33,563
     2,800       Power-One, Inc.(1) ...........................    110,075
     4,860       PP&L Corp. ...................................    219,611
     6,200       PPG Industries, Inc. .........................    287,138
     5,800       Praxair, Inc. ................................    257,375
    46,700       Procter & Gamble Co. .........................  3,663,031
    11,208       Progress Energy, Inc. ........................    551,294
     3,300       Progress Energy, Inc. -- CVO(1) ..............      1,485
     2,500       Progressive Corp. ............................    259,063
    10,100       Providian Financial Corp. ....................    580,750
     7,300       Public Service Enterprise Group, Inc. ........    354,963
     1,400       Pulte Corp. ..................................     59,063
     3,300       Qlogic Corp.(1) ..............................    254,100
     4,700       Quaker Oats Co. ..............................    457,663
    26,800       QUALCOMM, Inc.(1) ............................  2,202,625
     4,400       Quintiles Transnational Corp.(1) .............     92,125
    59,091       Qwest Communications
                   International, Inc.(1) .....................  2,422,731
     6,600       RadioShack Corp. .............................    282,563
    10,900       Ralston-Purina Group .........................    284,763
    12,100       Raytheon Co.-- Class B .......................    375,856
     1,900       Reebok International, Ltd.(1) ................     51,946
     7,800       Regions Financial Corp. ......................    213,038
    10,200       Reliant Energy, Inc. .........................    441,788
     7,400       Robert Half International, Inc.(1) ...........    196,100
     6,900       Rockwell International Corp. .................    328,613
     7,942       Rohm & Haas Co. ..............................    288,394
     3,300       Rowan Cos., Inc.(1) ..........................     89,100
    76,700       Royal Dutch Petroleum Co. ADR ................  4,645,144
     3,800       Ryder System, Inc. ...........................     63,175
     4,490       Sabre Holdings Corp. .........................    193,631
     4,100       SAFECO Corp. .................................    134,788
    18,000       Safeway, Inc.(1) .............................  1,125,000
     5,400       Sanmina Corp.(1) .............................    413,775
     3,900       Sapient Corp.(1) .............................     46,556
    29,700       Sara Lee Corp. ...............................    729,506
   121,162       SBC Communications, Inc. .....................  5,785,486
    52,400       Schering-Plough Corp. ........................  2,973,700
    20,500       Schlumberger, Ltd. ...........................  1,638,719
    49,700       Schwab (Charles) Corp. .......................  1,410,238
     5,700       Scientific Atlanta, Inc. .....................    185,606
     3,053       Sealed Air Corp.(1) ..........................     93,117


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Equity 500 Index
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS  December 31, 2000


--------------------------------------------------------------------------------
    SHARES       SECURITY                                             VALUE
--------------------------------------------------------------------------------

    12,000       Sears, Roebuck & Co. .........................$    417,000
     6,710       Sempra Energy ................................     156,008
     5,900       Sherwin-Williams Co. .........................     155,244
    15,333       Siebel Systems, Inc.(1) ......................   1,036,894
     3,000       Sigma-Aldrich Corp. ..........................     117,938
     2,000       Snap-on, Inc. ................................      55,750
    22,700       Solectron Corp.(1) ...........................     769,530
    24,400       Southern Co. .................................     811,300
     5,900       SouthTrust Corp. .............................     240,056
    17,950       Southwest Airlines Co. .......................     601,864
    31,300       Sprint Corp. .................................     635,781
    34,200       Sprint PCS(1) ................................     698,963
     2,986       St. Jude Medical, Inc.(1) ....................     183,452
     7,612       St. Paul Cos., Inc. ..........................     413,427
     3,000       Stanley Works ................................      93,563
    17,550       Staples, Inc.(1) .............................     207,309
     6,700       Starbucks Corp.(1) ...........................     296,475
     6,832       Starwood Hotels & Resorts
                   Worldwide, Inc. ............................     240,828
     5,800       State Street Corp. ...........................     720,418
     8,000       Stillwell Financial, Inc. ....................     315,500
     7,001       Stryker Corp. ................................     354,181
     6,200       Summit Bancorp ...............................     236,763
   115,500       Sun Microsystems, Inc.(1) ....................   3,219,563
     3,200       Sunoco, Inc. .................................     107,800
    10,700       SunTrust Banks, Inc. .........................     674,100
     4,800       SuperValu, Inc. ..............................      66,600
     5,300       Symbol Technologies, Inc. ....................     190,800
    10,050       Synovus Financial Corp. ......................     270,722
    24,000       Sysco Corp. ..................................     720,000
     4,400       T. Rowe Price Group, Inc. ....................     185,969
    32,100       Target Corp. .................................   1,035,225
     3,400       Tektronix, Inc. ..............................     114,538
         1       Teledyne Technologies, Inc.(1) ...............          24
    14,700       Tellabs, Inc.(1) .............................     830,550
     1,800       Temple-Inland, Inc. ..........................      96,525
    11,400       Tenet Healthcare Corp.(1) ....................     506,588
     6,200       Teradyne, Inc.(1) ............................     230,950
    19,800       Texaco, Inc. .................................   1,230,075
    61,991       Texas Instruments, Inc. ......................   2,936,824
     5,300       Textron, Inc. ................................     246,450
     6,400       Thermo Electron Corp.(1) .....................     190,400
     3,200       Thomas & Betts Corp. .........................      51,800
     5,100       Tiffany & Co. ................................     161,288
    47,700       Time Warner, Inc. ............................   2,491,848
     2,000       Timken Co. ...................................      30,250
    10,400       TJX Cos., Inc. ...............................     288,600
     4,600       Torchmark Corp. ..............................     176,813
     4,900       Tosco Corp. ..................................     166,294
     7,100       Toys 'R' Us, Inc.(1) .........................     118,481
     7,520       Transocean Sedco Forex, Inc. .................     345,920
    11,125       Tribune Co. ..................................     470,031

--------------------------------------------------------------------------------
    SHARES       SECURITY                                             VALUE
--------------------------------------------------------------------------------
     5,200       Tricon Global Restaurants, Inc.(1) ...........$    171,600
     4,400       TRW, Inc. ....................................     170,500
     2,000       Tupperware Corp. .............................      40,875
    10,900       TXU Corp. ....................................     483,006
    62,669       Tyco International, Ltd. .....................   3,478,130
     2,400       U.S. Airways Group, Inc.(1) ..................      97,350
    26,900       U.S. Bancorp .................................     785,144
    20,500       Unilever N.V. ADR ............................   1,290,219
     4,900       Union Carbide Corp. ..........................     263,681
     8,900       Union Pacific Corp. ..........................     451,675
     4,700       Union Planters Corp. .........................     168,025
    12,100       Unisys Corp.(1) ..............................     176,963
    11,400       United Healthcare Corp. ......................     699,675
    16,700       United Technologies Corp. ....................   1,313,038
     8,500       Unocal Corp. .................................     328,844
     8,649       UnumProvident Corp. ..........................     232,442
     5,800       USA Education, Inc. ..........................     394,400
     5,600       UST, Inc. ....................................     157,150
    11,300       USX-Marathon Group ...........................     313,575
     3,800       USX-U.S. Steel Group, Inc. ...................      68,400
     4,000       V.F. Corp. ...................................     144,960
    13,938       Veritas Software Corp.(1) ....................   1,219,575
    96,550       Verizon Communications, Inc. .................   4,839,569
    53,825       Viacom, Inc. -- Class B(1) ...................   2,516,319
     5,036       Visteon Corp. ................................      57,914
     6,400       Vitesse Semiconductor Corp.(1) ...............     354,000
     3,700       Vulcan Materials Co. .........................     177,138
     7,200       Wachovia Corp. ...............................     418,500
    36,300       Walgreen Co. .................................   1,517,794
   160,100       Wal-Mart Stores, Inc. ........................   8,505,313
    19,322       Washington Mutual, Inc. ......................   1,025,274
    22,297       Waste Management, Inc. .......................     618,742
     3,700       Watson Pharmaceuticals, Inc.(1) ..............     189,394
     2,200       Wellpoint Health Networks, Inc.(1) ...........     253,550
    61,200       Wells Fargo & Co. ............................   3,408,075
     4,100       Wendy's International, Inc. ..................     107,625
     3,600       Westvaco Corp. ...............................     105,075
     7,800       Weyerhauser Co. ..............................     395,850
     2,500       Whirlpool Corp. ..............................     119,219
     3,900       Willamette Industries, Inc. ..................     183,056
    15,500       Williams Cos., Inc. ..........................     619,031
     5,000       Winn-Dixie Stores, Inc. ......................      96,875
   102,618       WorldCom, Inc.(1) ............................   1,443,066
     2,400       Worthington Industries, Inc. .................      19,350
     4,100       Wrigley, (WM.) Jr., Co. ......................     392,831
    11,615       Xcel Energy, Inc. ............................     337,561
    24,100       Xerox Corp. ..................................     111,463
    11,800       Xilinx, Inc.(1) ..............................     544,275
    20,300       Yahoo!, Inc.(1) ..............................     612,344
                                                               ------------
TOTAL COMMON STOCKS
   (Cost $428,817,936) ........................................ 420,836,919
                                                               ------------


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Equity 500 Index
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS  December 31, 2000

--------------------------------------------------------------------------------
 PRINCIPAL
    AMOUNT  SECURITY                                                  VALUE
--------------------------------------------------------------------------------

            SHORT-TERM INSTRUMENTS -- 1.67%
            U.S. TREASURY BILLS(3) -- 1.67%
$  650,000       5.87%, 01/18/2001(2) .........................$    648,124
 4,952,000       5.65%, 03/01/2001 ............................   4,906,442
 1,630,000       5.78%, 03/29/2001 ............................   1,607,604
                                                               ------------
TOTAL SHORT-TERM INSTRUMENTS
   (Cost $7,163,136) ..........................................   7,162,170
                                                               ------------
TOTAL INVESTMENTS
   (Cost $435,981,072) ............................100.03%      427,999,089
LIABILITIES IN EXCESS OF OTHER ASSETS ............. (0.03)%        (144,482)
                                                   ------      ------------
NET ASSETS ........................................100.00%     $427,854,607
                                                   ======      ============
--------------------------------------------------------------------------------
(1) Non-income  producing security for the year ended December 31, 2000.
(2) Held as collateral for futures  contracts.
(3) Rates shown  represent  effective yield at time of purchase.
(4) SAILS -- (Stock Appreciation Linked Income Securities) -- units consisting of a zero coupon debt security & a forward equity contract.

Abbreviations
ADR-- American Depositary Receipt.
CVO-- Contingent Value Obligation.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Equity 500 Index
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES

--------------------------------------------------------------------------------
                                                             DECEMBER 31, 2000
--------------------------------------------------------------------------------
ASSETS:
   Investments at value (cost $435,981,072) ......................$427,999,089
   Cash ..........................................................       5,219
   Receivable for fund shares sold ...............................     602,664
   Dividends and interest receivable .............................     353,367
   Deferred organizational costs and other assets ................       7,261
                                                                  ------------
Total assets ..................................................... 428,967,600
                                                                  ------------
LIABILITIES:
   Payable for securities purchased ..............................     801,703
   Payable for fund shares redeemed ..............................      33,640
   Variation margin payable for futures contracts ................     103,343
   Due to Bankers Trust ..........................................      48,375
   Administration fee payable ....................................      17,583
   Custody fee payable ...........................................       6,020
   Other accrued expenses ........................................     102,329
                                                                  ------------
Total liabilities ................................................   1,112,993
                                                                  ------------
NET ASSETS .......................................................$427,854,607
                                                                  ============
COMPOSITION OF NET ASSETS:
   Paid-in-capital ...............................................$432,140,821
   Undistributed net investment income ...........................   3,887,321
   Accumulated net realized loss from investment
     and futures transactions ....................................    (129,657)
   Net unrealized depreciation on investments
     and futures contracts .......................................  (8,043,878)
                                                                  ------------
NET ASSETS .......................................................$427,854,607
                                                                  ============
SHARES OUTSTANDING ($0.001 par value per share,
   unlimited number of shares authorized) ........................  31,074,657
                                                                  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding) ....................$      13.77
                                                                  ============





See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Equity 500 Index
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------
                                                            FOR THE YEAR ENDED
                                                             DECEMBER 31, 2000
--------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends .....................................................$  4,346,684
   Interest ......................................................     712,584
                                                                  ------------
TOTAL INVESTMENT INCOME ..........................................   5,059,268
                                                                  ------------
EXPENSES:
   Advisory fees .................................................     781,372
   Administration and accounting fees ............................     173,695
   Professional fees .............................................     103,240
   Trustees fees .................................................      78,761
   Printing and shareholder reports ..............................      59,888
   Transfer agent fees ...........................................      53,059
   Custody fees ..................................................      44,427
   Registration fees .............................................      11,619
   Amortization of organizational costs ..........................       4,161
   Miscellaneous .................................................       1,197
                                                                  ------------
Total expenses ...................................................   1,311,419
Less: fee waivers or expense reimbursements ......................    (139,568)
                                                                  ------------
Net expenses .....................................................   1,171,851
                                                                  ------------
NET INVESTMENT INCOME ............................................   3,887,417
                                                                  ------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FUTURES CONTRACTS:
    Net realized gain from investment transactions. ..............     484,760
    Net realized loss from futures transactions ..................    (246,875)
    Net change in unrealized appreciation/depreciation
      on investments and futures contracts ....................... (43,545,998)
                                                                  ------------
NET REALIZED AND UNREALIZED LOSS ON
  INVESTMENTS AND FUTURES CONTRACTS .............................. (43,308,113)
                                                                  ------------
NET DECREASE IN NET ASSETS FROM OPERATIONS .......................$(39,420,696)
                                                                  ============


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Equity 500 Index
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------
                                                                                 FOR THE YEAR ENDED
                                                                    DECEMBER 31, 2000          DECEMBER 31, 1999
----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income .............................................$     3,887,417              $   1,623,854
   Net realized gain from investment and
     futures transactions ............................................        237,885                    649,895
   Net change in unrealized appreciation/depreciation
     on investments and futures contracts ............................    (43,545,998)                29,731,831
                                                                        -------------               ------------
Net increase (decrease) in net assets from operations ................    (39,420,696)                32,005,580
                                                                        -------------               ------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income .............................................         (6,182)                (1,815,478)
   Net realized gain from investment and futures transactions ........       (241,100)                  (853,735)
                                                                        -------------               ------------
Total distributions ..................................................       (247,282)                (2,669,213)
                                                                        -------------               ------------
CAPITAL SHARE TRANSACTIONS
   Proceeds from sales of shares .....................................    260,055,727                244,653,804
   Dividend reinvestments ............................................        247,281                  2,669,213
   Cost of shares redeemed ...........................................    (81,311,817)               (37,819,340)
                                                                        -------------               ------------
   Net increase in net assets from capital
     share transactions ..............................................    178,991,191                209,503,677
                                                                        -------------               ------------
TOTAL INCREASE IN NET ASSETS .........................................    139,323,213                238,840,044

NET ASSETS:
   Beginning of year .................................................    288,531,394                 49,691,350
                                                                        -------------               ------------
   End of year (including undistributed net investment income
     of $3,887,321 and $6,086, respectively) .........................  $ 427,854,607               $288,531,394
                                                                        =============               ============


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Equity 500 Index
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Contained below is selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the periods indicated.

--------------------------------------------------------------------------------------------------------------------
                                                                                                   FOR THE PERIOD
                                                                                                       OCTOBER 1,
                                                             FOR THE YEAR ENDED                   1997(1) THROUGH
                                                        DECEMBER       DECEMBER         DECEMBER     DECEMBER 31,
                                                        31, 2000       31, 1999         31, 1998             1997
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD ...................  $15.18         $12.73           $10.19           $10.00
                                                          ------         ------           ------           ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
   Net investment income ...............................    0.13           0.05             0.07             0.03(2)
   Net realized and unrealized gain (loss) on
     investments and futures contracts .................   (1.53)          2.55             2.84             0.16
                                                          ------         ------           ------           ------
   Total from investment operations ....................   (1.40)          2.60             2.91             0.19
                                                          ------         ------           ------           ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ...............................      --          (0.10)           (0.05)              --
   Net realized gain from investment
     and futures transactions ..........................   (0.01)         (0.05)           (0.32)              --
                                                          ------         ------           ------           ------
Total distributions ....................................   (0.01)         (0.15)           (0.37)              --
                                                          ------         ------           ------           ------
NET ASSET VALUE, END OF PERIOD .........................  $13.77         $15.18           $12.73           $10.19
                                                          ======         ======           ======           ======

TOTAL INVESTMENT RETURN(3) .............................   (9.24)%        20.39%           28.71%            1.90%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s omitted) ...............$427,855       $288,531          $49,691          $11,760
Ratios to average net assets:
   Net investment income ...............................    1.00%          1.16%            1.37%            1.51%(4)
   Expenses after waivers ..............................    0.30%          0.30%            0.30%            0.30%(4)
   Expenses before waivers .............................    0.34%          0.43%            1.19%            2.78%(4)
Portfolio turnover rate ................................       3%             2%              36%               7%

--------------------------------------------------------------------------------
(1)  Commencement of operations.
(2)  Based on average shares method.
(3) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. During the periods presented, fees were waived by the advisor and/or administrator. If fees were not waived, the total return would have been lower.
(4)  Annualized.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Equity 500 Index
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS December 31, 2000

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
Deutsche Asset Management VIT Funds (the 'Trust') is an open-end management investment company which is registered under the Investment Company Act of 1940 (the 'Act'), as amended. The Trust was organized as a Massachusetts business trust on January 19, 1996. Equity 500 Index (the 'Fund') is one of the funds offered to investors by the Trust. The Fund began operations on October 1, 1997.

B. VALUATION OF SECURITIES
The Fund's investments listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the closing price of the securities traded on that exchange prior to the time when the Fund's assets are valued. Short-term debt securities are valued at market value until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized cost using their value on the 61st day. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees.

C. SECURITIES TRANSACTIONS AND INTEREST INCOME
Securities transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Expenses are recorded as incurred. Realized gains and losses from securities transactions are recorded on the identified cost basis.

D. DISTRIBUTIONS
It is the Fund's policy to declare and distribute dividends annually to shareholders from net investment income. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund are made at least annually to the extent they exceed capital loss carryforwards.

E. FUTURES CONTRACTS
The Fund may enter into financial futures contracts, which are contracts to buy a standard quantity of securities at a specified price on a future date. The Fund is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying securities, and are recorded for financial statement purposes as unrealized gains or losses by the Fund until the contracts are closed. The Fund's investments in financial futures contracts are designed to closely replicate the benchmark index used by the Fund.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

F. FEDERAL INCOME TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

The Fund may periodically make reclassifications among certain of its capital accounts as a result of differences in the characterization and allocation of certain income and capital gains distributions determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States.

G. OTHER
The Trust accounts separately for the assets, liabilities and operations of each of its funds. Expenses directly attributable to a fund are charged to that fund, while the expenses that are attributable to the Trust are allocated among the funds based upon the relative net assets of each fund.

H. ORGANIZATION COSTS
Costs incurred in connection with the Funds' organization are being amortized on a straight-line basis over five years beginning on October 1, 1997. In the event that any of the initial shares are redeemed during such amortization period, the redemption proceeds will be reduced for any unamortized organization costs in the same proportion as the number of shares redeemed bears to the number of initial shares outstanding at the time of the redemption.

I. ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

Deutsche VIT Equity 500 Index
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS December 31, 2000

NOTE 2 -- FEES AND TRANSACTIONS WITH AFFILIATES
Bankers Trust Company (the 'Advisor'), an indirect wholly owned subsidiary of Deutsche Bank AG, is the Fund's Investment Advisor. Under the Advisory Agreement the Fund pays a fee at an annual percentage rate of 0.20% of the average daily net assets of the Fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fee and to reimburse the Fund for certain expenses so that the Fund's total operating expenses will not exceed 0.30% of average daily net assets.

PFPC Inc. is the Fund's Administrator and Transfer Agent. For services rendered as the Trust's Administrator, PFPC Inc. receives fees, accrued daily and paid monthly, as follows:

                               Administration Fees
--------------------------------------------------------------------------------
    Fee % of the Trust's
average daily net assets                                 Net Assets
--------------------------------------------------------------------------------
                   0.02%                           up to $2 billion
                   0.01%       over $2 billion and up to $5 billion
                 0.0075%                            over $5 billion

PFPC Inc. also receives a $70,000 flat fee per year, per fund, paid monthly.

PFPC Inc. waived $17,500 of its fees for the year ended December 31, 2000.

Bankers Trust Company serves as custodian for the Fund and receives a fee for this service.

The Trust does not compensate its officers or affiliated trustees. Each independent trustee is paid $1,250 per Board of Trustees meeting attended and a quarterly retainer of $2,500.

At December 31, 2000, the Fund was a participant with other affiliated entities in a revolving credit facility in the amount of $200,000,000, which expires April 27, 2001. A commitment fee of 0.10% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. No amounts were drawn down or outstanding for this Fund under the credit facility for the year ended December 31, 2000.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended December 31, 2000, were $196,606,307 and $12,173,918, respectively.

For federal income tax purposes, the tax basis of investments held at December 31, 2000 was $436,576,714. The aggregate gross unrealized appreciation for all investments at December 31, 2000, was $54,210,732 and the aggregate gross unrealized depreciation for all investments was $62,788,357.

NOTE 4 -- CAPITAL SHARE TRANSACTIONS
At December 31, 2000, there were an unlimited number of shares authorized. Transactions in capital shares were as follows:


                                    For the                     For the
                                 Year Ended                  Year Ended
                          December 31, 2000           December 31, 1999
--------------------------------------------------------------------------------
                       Shares        Amount       Shares         Amount
--------------------------------------------------------------------------------
Sold               17,538,522  $260,055,727   17,638,824   $244,653,804
Reinvested             18,156       247,281      177,239      2,669,213
Redeemed           (5,495,424)  (81,311,817)  (2,706,277)   (37,819,340)
                   ----------  ------------   ----------   ------------
Net increase       12,061,254  $178,991,191   15,109,786   $209,503,677
                   ==========  ============   ==========   ============

NOTE 5 -- FUTURES CONTRACTS
A summary of obligations under these financial instruments at December 31, 2000 is as follows:

Number of                                         Current
Contracts    Contract  Expiration     Opening      Market    Unrealized
Purchased        Type        Date    Position       Value  Depreciation
---------    --------  ----------  ----------  ----------  ------------
    20        S&P 500     3/16/01  $6,736,895  $6,675,000      $(61,895)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the Statement of Assets and Liabilities. The 'market value' presented above represents the Fund's total exposure in such contracts whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets. Risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments, 2) an imperfect correlation between the price of the contracts and the underlying index and 3) the possibility of an illiquid secondary market.

--------------------------------------------------------------------------------

Deutsche VIT Equity 500 Index
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

At  December  31,  2000,  the  Fund  segregated   securities  with  a  value  of
approximately $648,124 to cover margin requirements on open futures contracts.

NOTE 6 -- SUBSEQUENT EVENT
Effective January 2, 2001, the Trust changed Distributors from Provident Distributors, Inc. to PFPC Distributors, Inc.


--------------------------------------------------------------------------------

Deutsche VIT Equity 500 Index
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees
Deutsche Asset Management VIT Funds -- Equity 500 Index

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Equity 500 Index (the "Fund") as of December 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period October 1, 1997 (commencement of operations) through December 31, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Equity 500 Index at December 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the three years in the period then ended and for the period October 1, 1997 (commencement of operations) through December 31, 1997, in conformity with accounting principles generally accepted in the United States.

                                                                    /S/SIGNATURE

Philadelphia, Pennsylvania
February 2, 2001



--------------------------------------------------------------------------------

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
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

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to us at:

                               DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                               P.O. BOX 219210
                               KANSAS CITY, MO 64121-9210
or call our toll-free number:  1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name in the U.S. for the asset management activities of Deutsche Bank AG, Deutsche Fund Management, Inc., Bankers Trust Company, Deutsche Banc Alex Brown, Inc., Deutsche Asset Management,Inc., and Deutsche Asset Management Investment Services Limited.


Deutsche Asset Management VIT Funds Equity 500 Index       CUSIP #251/512/208
                                                           DBQAR12/00

Distributed by:
PFPC Distributors, Inc.